INTANGIBLE ASSETS, NET (Air Touch Member)	9 Months Ended
Sep. 30, 2011
Air Touch Member
INTANGIBLE ASSETS, NET

8. INTANGIBLE ASSETS, NET

The components of all intangible assets were as follows:

	September 30, 2011	December 31, 2010
Patents	$259,359	$244,457
Trademark	2,822	2,797
Less: Accumulated amortization	(78,795)	(64,026)
Total intangible assets, net	$183,386	$183,228

Amortization expense relating to the patents for the nine months ended September 30, 2011 and 2010 totaled $ 14,769 and $18,826, respectively. Future amortization expense for these assets is as follows.

2011 (3 months remaining)	$4,924
2012	19,693
2013	19,693
2014	19,693
2015	19,693
Thereafter	99,690
Total	$183,386

We accumulated $2,822 on our balance sheet for prosecution and related processing fees for trademark registration initiatives with the US Patent and Trademark Office.